VIRTUS FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investments—94.8%
Money Market Mutual Fund—6.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	9,431,573	$ 9,432
Total Money Market Mutual Fund (Identified Cost $9,432)		9,432

	Par Value
U.S. Government Securities—88.6%
U.S. Treasury Bills
0.000%, 1/6/22	$ 27,000	27,000
0.000%, 1/20/22	30,300	30,300
0.000%, 2/24/22	23,300	23,299
0.000%, 4/21/22	15,600	15,596
0.000%, 5/19/22	22,000	21,992
0.000%, 6/23/22	17,100	17,086
Total U.S. Government Securities (Identified Cost $135,276)		135,273

Total Short-Term Investments (Identified Cost $144,708)		144,705

TOTAL INVESTMENTS—94.8% (Identified Cost $144,708)		$144,705
Other assets and liabilities, net—5.2%		7,977
NET ASSETS—100.0%		$152,682
Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
KC HRW	Kansas City Hard Red Winter
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
RBOB	Reformulated Blendstock for Oxygenate Blending
SONIA	Sterling Overnight Index Average
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-Traded Futures contracts as of December 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Long Contracts:
CAC 40 Index Future	January 2022	1	$81	$2	$—
FTSE China A50 Index Future	January 2022	64	1,005	—	(13)
FTSE Taiwan Index Future	January 2022	20	1,283	13	—
Hang Seng Index Future	January 2022	2	301	—	(1)
Crude Oil Future	February 2022	81	6,092	—	(115)
Gold Future	February 2022	6	1,097	13	—
Lean Hogs Future	February 2022	2	65	—	(2)
Low Sulphur Gas Oil Future	February 2022	73	4,864	—	(65)
NY Harbor ULSD Future	February 2022	15	1,465	—	(16)
10 Year Australian Bond Future	March 2022	32	26,030	—	(20)
10 Year Canadian Bond Future	March 2022	52	5,863	15	—
10 Year Euro-Bund Future	March 2022	135	26,339	—	(441)
10 Year Japanese Bond Future	March 2022	3	3,953	—	(11)
10 Year U.K. Gilt Future	March 2022	81	13,694	—	(167)
10 Year U.S. Treasury Note Future	March 2022	48	6,262	—	(17)
10 Year Ultra Bond Future	March 2022	20	2,929	—	(9)
30 Year Euro Bond Future	March 2022	45	10,592	—	(479)
30 Year U.S. Treasury Bond Future	March 2022	21	3,369	—	(28)
Brent Crude Future	March 2022	13	1,011	—	(1)
Copper Future	March 2022	10	1,116	10	—
Corn Future	March 2022	24	712	7	—
Cotton No. 2 Future	March 2022	8	450	—	(3)
See Notes to Schedule of Investments

VIRTUS FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of December 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
DAX Index Future	March 2022	2	$903	$14	$—
Dollar Index Future	March 2022	8	765	—	(4)
Dow Jones Index E-Mini Future	March 2022	38	6,883	41	—
Euro Stoxx 50 Future	March 2022	35	1,708	34	—
Euro-Bobl Future	March 2022	125	18,962	—	(145)
Euro-OAT Future	March 2022	66	12,259	—	(242)
FTSE 100 Index Future	March 2022	2	198	2	—
Mexican Peso Future	March 2022	14	338	5	—
MSCI EAFE Index Future	March 2022	2	232	—	(1)
Nasdaq 100 E-Mini Future	March 2022	71	23,175	—	(40)
Nikkei 225 Stock Average Future	March 2022	9	2,252	2	—
Russell 2000 E-Mini Future	March 2022	28	3,140	—	(18)
S&P 500 E-Mini Future	March 2022	120	28,551	248	—
S&P Mid 400 E-Mini Future	March 2022	3	851	—	(1)
Soybean Future	March 2022	18	1,205	—	(17)
Soybean Meal Future	March 2022	26	1,038	24	—
Swiss Franc Future	March 2022	4	550	4	—
TOPIX Index Future	March 2022	8	1,385	8	—
U.S. Ultra Bond Future	March 2022	25	4,928	—	(47)
Platinum Future	April 2022	2	97	1	—
3-Month EURIBOR Future	June 2022	19	5,435	1	—
3-Month SONIA Index Future	June 2022	2	671	—	(1)
Bank Accept Future	June 2022	1	195	—(1)	—
3-Month EURIBOR Future	September 2022	5	1,429	—	—(1)
3-Month EURIBOR Future	December 2022	6	1,713	—	(1)
3-Month SONIA Index Future	December 2022	1	334	—	(1)
3-Month EURIBOR Future	March 2023	4	1,140	—	(1)
3-Month SONIA Index Future	March 2023	2	668	—	(1)
3-Month EURIBOR Future	June 2023	4	1,139	—	(1)
3-Month SONIA Index Future	June 2023	1	334	—	—(1)
3-Month EURIBOR Future	December 2023	4	1,138	—	(1)
3-Month SONIA Index Future	December 2023	2	668	—	(1)
3-Month EURIBOR Future	March 2024	6	1,706	—	(3)
3-Month SONIA Index Future	March 2024	2	668	—	(2)
3-Month SONIA Index Future	June 2024	4	1,337	—	(2)
3-Month EURIBOR Future	September 2024	1	284	—	—(1)
3-Month SONIA Index Future	September 2024	1	334	—	(1)
3-Month EURIBOR Future	December 2024	1	284	—	—(1)
3-Month SONIA Index Future	December 2024	2	669	—	(1)
3-Month EURIBOR Future	March 2025	1	284	—	—(1)
3-Month SONIA Index Future	March 2025	1	335	—	(1)
90-Day Euro Dollar Future	March 2025	2	491	—	—(1)
				$444	$(1,921)
Short Contracts:
Gasoline RBOB Future	February 2022	(10)	(934)	—	(76)
Natural Gas Future	February 2022	(20)	(746)	—	(24)
2 Year U.S. Treasury Note Future	March 2022	(37)	(8,072)	7	—
5 Year U.S. Treasury Note Future	March 2022	(117)	(14,154)	—	(14)
Australian Dollar Future	March 2022	(12)	(873)	—	(10)
British Pound Future	March 2022	(17)	(1,438)	—	(29)
Canadian Dollar Future	March 2022	(13)	(1,028)	—	(15)
Cocoa Future	March 2022	(5)	(126)	—	(3)
Euro BTP Future	March 2022	(2)	(335)	—(1)	—
Euro Currency Future	March 2022	(61)	(8,694)	—	(42)
Japanese Yen Future	March 2022	(26)	(2,827)	18	—
KC HRW Wheat Future	March 2022	(5)	(200)	—(1)	—
MSCI Emerging Market Index Future	March 2022	(15)	(920)	—	(8)
New Zealand Dollar Future	March 2022	(7)	(479)	—	(3)
See Notes to Schedule of Investments

VIRTUS FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of December 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Soybean Oil Future	March 2022	(29)	$(984)	$—	$(44)
Sugar #11 World Future	March 2022	(23)	(486)	1	—
Wheat Future	March 2022	(6)	(231)	5	—
90-Day Euro Dollar Future	June 2022	(24)	(5,964)	6	—
90-Day Euro Dollar Future	September 2022	(50)	(12,399)	16	—
90-Day Euro Dollar Future	December 2022	(61)	(15,091)	13	—
90-Day Euro Dollar Future	March 2023	(74)	(18,276)	5	—
90-Day Euro Dollar Future	June 2023	(39)	(9,616)	10	—
90-Day Euro Dollar Future	September 2023	(18)	(4,432)	3	—
90-Day Euro Dollar Future	December 2023	(32)	(7,873)	11	—
90-Day Euro Dollar Future	March 2024	(41)	(10,084)	2	—
90-Day Euro Dollar Future	June 2024	(20)	(4,918)	—	(4)
90-Day Euro Dollar Future	September 2024	(11)	(2,704)	—	(1)
90-Day Euro Dollar Future	December 2024	(5)	(1,229)	—	—(1)
				97	(273)
Total				$541	$(2,194)
Footnote Legend:
(1)Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$135,273	$—	$135,273
Money Market Mutual Fund	9,432	9,432	—
Other Financial Instruments:
Futures Contracts	541	541	—
Total Assets	145,246	9,973	135,273
Liabilities:
Other Financial Instruments:
Futures Contracts	(2,194)	(2,194)	—
Total Liabilities	(2,194)	(2,194)	—
Total Investments	$143,052	$7,779	$135,273
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS FORT Trend Fund NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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